UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -----------------------------------------------------

Form  13F  File  Number:  28-05313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  4/20/2001
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                   0
                                              --------

Form  13F  Information  Table  Entry  Total:       128
                                              --------

Form  13F  Information  Table  Value  Total:  $109,044
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AT&T CORP                      COM              1957109        552   25938 SH       sole              25938      0    0
AT&T CORP                      COM              1957109         51    2395 SH       shared             2395      0    0
ABBOTT LABS                    COM              2824100        605   12812 SH       sole              12812      0    0
ABBOTT LABS                    COM              2824100        160    3400 SH       shared             3400      0    0
ALLEGHENY ENERGY INC           COM              17361106       552   11929 SH       sole              11929      0    0
ALLEGHENY ENERGY INC           COM              17361106        42     916 SH       shared              916      0    0
ALLTEL CORP                    COM              20039103       226    4303 SH       sole               4303      0    0
ALLTEL CORP                    COM              20039103         9     180 SH       shared              180      0    0
AMERICAN ELEC PWR INC          COM              25537101       171    3629 SH       sole               3629      0    0
AMERICAN ELEC PWR INC          COM              25537101        37     785 SH       shared              785      0    0
AMERICAN EXPRESS CO            COM              25816109       368    8905 SH       sole               8905      0    0
AMERICAN EXPRESS CO            COM              25816109         4     100 SH       shared              100      0    0
AMERICAN HOME PRODS CORP       COM              26609107      1878   31974 SH       sole              31974      0    0
AMERICAN HOME PRODS CORP       COM              26609107       147    2500 SH       shared             2500      0    0
AMERICAN INTL GROUP INC        COM              26874107      1347   16739 SH       sole              16739      0    0
AMERICAN INTL GROUP INC        COM              26874107        23     280 SH       shared              280      0    0
AMSOUTH BANCORPORATION         COM              32165102       193   11497 SH       sole              11497      0    0
BP AMOCO PLC                   SPON ADR         55622104      1045   21067 SH       sole              21067      0    0
BANK OF AMERICA CORP           COM              60505104       459    8387 SH       sole               8387      0    0
BANK OF AMERICA CORP           COM              60505104        33     600 SH       shared              600      0    0
BANK NEW YORK INC              COM              64057102       581   11808 SH       sole              11808      0    0
BANK ONE CORP                  COM              06423A103      228    6303 SH       sole               6303      0    0
BELLSOUTH CORP                 COM              79860102      1408   34413 SH       sole              34413      0    0
BELLSOUTH CORP                 COM              79860102        83    2034 SH       shared             2034      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     1464   24651 SH       sole              24651      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108      143    2400 SH       shared             2400      0    0
BURKE & HERBERT BANK &         COM              121331102     8295   11286 SH       sole              11286      0    0
TRUST COMPANY
BURKE & HERBERT BANK &         COM              121331102      257     350 SH       shared              350      0    0
TRUST COMPANY
CIGNA CORP                     COM              125509109      543    5060 SH       sole               5060      0    0
CHEVRON CORP                   COM              166751107      726    8265 SH       sole               8265      0    0
CHEVRON CORP                   COM              166751107      525    5981 SH       shared             5981      0    0
CISCO SYS INC                  COM              17275R102      177   11197 SH       sole              11197      0    0
CITIGROUP INC                  COM              172967101     1230   27347 SH       sole              27347      0    0
CITIGROUP INC                  COM              172967101       12     266 SH       shared              266      0    0
COCA COLA CO                   COM              191216100    12166  269403 SH       sole             269403      0    0
COCA COLA CO                   COM              191216100       27     600 SH       shared              600      0    0
CORNING INC                    COM              219350105      377   18208 SH       sole              18208      0    0
CORNING INC                    COM              219350105       17     825 SH       shared              825      0    0
DISNEY WALT CO                 COM              254687106      546   19099 SH       sole              19099      0    0
DISNEY WALT CO                 COM              254687106      104    3647 SH       shared             3647      0    0
DOCUCON INC                    COM NEW          255908402        1   16667 SH       sole              16667      0    0
DOMINION RESOURCES INC/V       COM              25746U109      545    8455 SH       sole               8455      0    0
DOMINION RESOURCES INC/V       COM              25746U109       91    1405 SH       shared             1405      0    0
DU PONT E I DE NEMOURS &       COM              263534109     1230   30233 SH       sole              30233      0    0
DU PONT E I DE NEMOURS &       COM              263534109       83    2050 SH       shared             2050      0    0
ELECTRONIC DATA SYS CORP       COM              285661104      233    4180 SH       sole               4180      0    0
ELECTRONIC DATA SYS CORP       COM              285661104       61    1100 SH       shared              300    800    0
ENRON CORP                     COM              293561106      273    4700 SH       sole               4700      0    0
EXXON MOBIL CORP               COM              30231G102     5950   73461 SH       sole              73461      0    0
EXXON MOBIL CORP               COM              30231G102     1235   15244 SH       shared            15244      0    0
FPL GROUP INC                  COM              302571104      188    3069 SH       sole               3069      0    0
FPL GROUP INC                  COM              302571104       36     595 SH       shared              595      0    0
FEDERAL HOME LN MTG CORP       COM              313400301      467    7200 SH       sole               7200      0    0
FEDERAL NATL MTG ASSN          COM              313586109     1348   16938 SH       sole              16938      0    0
FIRST VA BKS INC               COM              337477103      451   10402 SH       sole              10402      0    0
GANNETT INC                    COM              364730101      320    5361 SH       sole               5361      0    0
GANNETT INC                    COM              364730101        4      75 SH       shared               75      0    0
GENERAL ELEC CO                COM              369604103     6721  160558 SH       sole             160558      0    0
GENERAL ELEC CO                COM              369604103      709   16937 SH       shared            16937      0    0
GLAXO SMITHKLINE SPONSOR       COM              37733W105      256    4900 SH       sole               4900      0    0
GLAXO SMITHKLINE SPONSOR       COM              37733W105       36     686 SH       shared              686      0    0
HEINZ H J CO                   COM              423074103      283    7046 SH       sole               7046      0    0
HEWLETT PACKARD CO             COM              428236103      885   28312 SH       sole              28312      0    0
HEWLETT PACKARD CO             COM              428236103       50    1600 SH       shared             1600      0    0
HONEYWELL INTERNATIONAL        COM              438516106      349    8545 SH       sole               8545      0    0
HONEYWELL INTERNATIONAL        COM              438516106       12     300 SH       shared              300      0    0
HOUSEHOLD INTL INC             COM              441815107      214    3604 SH       sole               3604      0    0
INTEL CORP                     COM              458140100      658   25015 SH       sole              25015      0    0
INTEL CORP                     COM              458140100       66    2500 SH       shared              900   1600    0
INTERNATIONAL BUSINESS M       COM              459200101      729    7580 SH       sole               7580      0    0
INTERNATIONAL BUSINESS M       COM              459200101       77     800 SH       shared              800      0    0
J P MORGAN CHASE & CO          COM              46625H100      375    8363 SH       sole               8363      0    0
J P MORGAN CHASE & CO          COM              46625H100       66    1480 SH       shared             1480      0    0
JOHNSON & JOHNSON              COM              478160104     1816   20756 SH       sole              20756      0    0
JOHNSON & JOHNSON              COM              478160104      131    1500 SH       shared             1500      0    0
KEENE CORP DEL                 COM              487315103        6   22600 SH       sole              22600      0    0
KIMBERLY CLARK CORP            COM              494368103      616    9088 SH       sole               9088      0    0
KIMBERLY CLARK CORP            COM              494368103      118    1736 SH       shared              936    800    0
LUCENT TECHNOLOGIES INC        COM              549463107      278   27847 SH       sole              27847      0    0
LUCENT TECHNOLOGIES INC        COM              549463107       18    1776 SH       shared             1776      0    0
MEI CORP NEV                   COM NEW          552711202        2   16250 SH       sole              16250      0    0
MARRIOTT INTL INC              NEW CL           571903202      305    7408 SH       sole               7408      0    0
MCDONALDS CORP                 COM              580135101      333   12538 SH       sole              12538      0    0
MEDTRONIC INC                  COM              585055106     2189   47850 SH       sole              47850      0    0
MEDTRONIC INC                  COM              585055106       18     400 SH       shared              400      0    0
MERCK & CO INC                 COM              589331107     2835   37346 SH       sole              37346      0    0
MERCK & CO INC                 COM              589331107      273    3600 SH       shared             3600      0    0
MICROSOFT CORP                 COM              594918104      219    4000 SH       sole               4000      0    0
MICROSOFT CORP                 COM              594918104      273    5000 SH       shared             5000      0    0
MINNESOTA MNG & MFG CO         COM              604059105      920    8856 SH       sole               8856      0    0
MINNESOTA MNG & MFG CO         COM              604059105       42     400 SH       shared              400      0    0
MOTOROLA INC                   COM              620076109      436   30607 SH       sole              30607      0    0
NORFOLK SOUTHN CORP            COM              655844108      403   24099 SH       sole              24099      0    0
NORTHERN TR CORP               COM              665859104      225    3600 SH       sole               3600      0    0
ORACLE CORP                    COM              68389X105      174   11600 SH       sole              11600      0    0
PPG INDS INC                   COM              693506107      245    5305 SH       sole               5305      0    0
PAYNE BROTHERS PROPERTY        50% INT IN LLC   695001990    22269      10 SH       sole                 10      0    0
PEPSICO INC                    COM              713448108     1799   40922 SH       sole              40922      0    0
PEPSICO INC                    COM              713448108       18     400 SH       shared              400      0    0
PFIZER INC                     COM              717081103     1639   40019 SH       sole              40019      0    0
PFIZER INC                     COM              717081103      106    2600 SH       shared             2600      0    0
PHARMACIA CORPORATION          COM              71713U102      344    6838 SH       sole               6838      0    0
PHILIP MORRIS COS INC          COM              718154107     1111   23420 SH       sole              23420      0    0
PHILIP MORRIS COS INC          COM              718154107       50    1050 SH       shared             1050      0    0
PITNEY BOWES INC               COM              724479100      434   12491 SH       sole              12491      0    0
PITNEY BOWES INC               COM              724479100       16     450 SH       shared              450      0    0
PROCTER & GAMBLE CO            COM              742718109      297    4741 SH       sole               4741      0    0
PROCTER & GAMBLE CO            COM              742718109       25     400 SH       shared              400      0    0
PROTECTIVE LIFE CORP           COM              743674103      282    9194 SH       sole               9194      0    0
ROYAL DUTCH PETE CO N Y        PAR N GLDR 1.25  780257804      416    7505 SH       sole               7505      0    0
SBC COMMUNICATIONS INC         COM              78387G103      699   15664 SH       sole              15664      0    0
SBC COMMUNICATIONS INC         COM              78387G103      113    2537 SH       shared             2537      0    0
SARA LEE CORP                  COM              803111103      567   26268 SH       sole              26268      0    0
SOUTHERN CO                    COM              842587107      182    5178 SH       sole               5178      0    0
SOUTHERN CO                    COM              842587107       29     824 SH       shared              824      0    0
SUNTRUST BANKS INC             COM              867914103      214    3308 SH       sole               3308      0    0
TEXACO INC                     COM              881694103      375    5642 SH       sole               5642      0    0
TEXACO INC                     COM              881694103       46     700 SH       shared              700      0    0
TJ PARTNER                     PARTNERSHIP      885993477       52   52439 SH       sole              52439      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      410    5600 SH       sole               5600      0    0
VERIZON COMMUNICATIONS         COM              92343V104     2430   49299 SH       sole              49299      0    0
VERIZON COMMUNICATIONS         COM              92343V104      236    4778 SH       shared             4778      0    0
VERSAR INC                     COM              925297103      198   94400 SH       sole              94400      0    0
WACHOVIA CORP                  NEW COM          929771103      469    7780 SH       sole               7780      0    0
WAL MART STORES INC            COM              931142103      786   15566 SH       sole              15566      0    0
WAL MART STORES INC            COM              931142103       40     800 SH       shared              800      0    0
WELLS FARGO CO                 COM              949746101      680   13742 SH       sole              13742      0    0
WELLS FARGO CO                 COM              949746101       24     485 SH       shared              485      0    0